ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - ESG [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Advances from customers	$ 102,151	$ 48,646	$ 146,105
Salary payable	126,626	142,737	147,685
Tax payable	6,357	18,527
Other payable	2,333,953	2,593,169	2,136,181
Total	$ 2,569,087	$ 2,803,079	$ 2,429,971